                               STI CLASSIC FUNDS
                        INFORMATION AND TECHNOLOGY FUND
                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                                                               November 19, 2004

Dear Shareholder:

     On behalf of the Board of Trustees of the STI Classic Funds, we are pleased to invite you to a Special Meeting of Shareholders of the Information and Technology Fund (the "Meeting") to be held at 9:30 a.m. (Eastern time) on December 17, 2004 at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110. At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of November 19, 2004, by and between the STI Classic Information and Technology Fund (the "Selling Fund") and the STI Classic Aggressive Growth Stock Fund (the "Acquiring Fund"), which contemplates the reorganization of each class of the Selling Fund into a corresponding share class of the Acquiring Fund as follows:

STI CLASSIC INFORMATION AND   STI CLASSIC AGGRESSIVE GROWTH
      TECHNOLOGY FUND                  STOCK FUND
---------------------------   -----------------------------
         A Shares                       A Shares
         L Shares                       L Shares
         T Shares                       T Shares

     The Board of Trustees of the STI Classic Funds unanimously approved the Agreement and Plan of Reorganization, on behalf of the Funds, at a meeting held on August 20, 2004. In coming to this conclusion, the Trustees considered a variety of factors including:

     - THE COMPATIBILITY OF THE FUNDS' OBJECTIVES AND POLICIES

     - THE EXPENSE RATIOS OF THE FUNDS

     - THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE REORGANIZATION

     - THE PERFORMANCE OF THE FUNDS

     - THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND HOLDINGS

     - THE INVESTMENT ADVISER OF THE FUNDS AND, WITH RESPECT TO THE ACQUIRING FUND, THE SUBADVISER

     - THE FACT THAT THE MERGER IS EXPECTED TO BE FREE FROM FEDERAL INCOME TAXES TO THE INFORMATION AND TECHNOLOGY FUND AND ITS SHAREHOLDERS

     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus/ proxy statement which accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

     Most shareholders cast their votes by telephone or via the internet. PLEASE REFER TO YOUR PROXY CARD for simple instructions on how to vote by telephone, by mail or via the internet.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, a majority of shares must be represented in person or by proxy vote. Please vote promptly.

     We thank you for your continued confidence and support in the STI Classic Funds.

                                         Sincerely,

                                         /s/ R. Jeffrey Young

                                         R. Jeffrey Young
                                         President
                                         STI Classic Funds

                              QUESTIONS & ANSWERS

                            FOR SHAREHOLDERS OF THE

                        INFORMATION AND TECHNOLOGY FUND

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO MERGE THE STI CLASSIC INFORMATION AND TECHNOLOGY FUND AND THE STI CLASSIC AGGRESSIVE GROWTH STOCK FUND?

A. Before approving the reorganization of these Funds, the Board of Trustees evaluated several factors including THE COMPATIBILITY OF THE FUNDS' INVESTMENT OBJECTIVES, THE FUNDS' EXPENSE RATIOS, THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE REORGANIZATION, THE PERFORMANCE OF THE FUNDS, THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND HOLDINGS, AND THE MANAGEMENT OF THE FUNDS. After careful consideration, the Board of Trustees determined that the Agreement and Plan of Reorganization is in the best interests of the Information and Technology Fund shareholders.

Q. HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If the reorganization is approved, you will become a shareholder of the Aggressive Growth Stock Fund, which has similar investment objectives and policies as the Information and Technology Fund that you currently hold. As an Aggressive Growth Stock Fund shareholder, you will continue to have access to the wide array of portfolios offered by the STI Classic Funds.

   The reorganization provides for the transfer of all of the assets and stated liabilities of the Information and Technology Fund to the Aggressive Growth Stock Fund in exchange for shares of corresponding classes of the Aggressive Growth Stock Fund of equal value. There are NO SALES CHARGES associated with this transaction. Each Information and Technology Fund shareholder will receive shares of the Aggressive Growth Stock Fund equal in value to their Information and Technology Fund shares. In certain cases, the Net Asset Value of your fund may change. However, in these cases, the number of shares that you own will be adjusted so that there will be NO CHANGE in the value of your account as a result of the reorganization.

   Finally, the net total operating expenses actually charged by the Aggressive Growth Stock Fund are expected to remain lower than those of the Information and Technology Fund, resulting in a reduction of fund operating expenses to you as a shareholder. This reduction is a result of voluntary fee waivers which may be discontinued at any time. Absent voluntary fee waivers, shareholders of the Information and Technology Fund will have higher gross total operating expenses after the reorganization.

Q. WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. The reorganization is expected to be accomplished on a tax-free basis for federal income tax purposes; thus, it is expected that neither the Information and Technology Fund nor its shareholders will incur any federal income tax as a result of the reorganization. The reorganization will not occur unless it is determined to be tax free to shareholders.

Q. WHO GETS TO VOTE?

A. All shareholders of the Information and Technology Fund as of October 15, 2004 are eligible and entitled to vote.

Q. HOW DOES THE STI CLASSIC FUNDS' BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Trustees of the STI Classic Funds unanimously recommends that you vote "FOR" the proposed reorganization.

   IF A PROXY CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q. WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your financial consultant or the STI Classic Funds directly at 1-800-428-6970.

                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                            YOUR VOTE IS IMPORTANT!

     Using a touch tone phone, call the toll-free number on your proxy card or, if you prefer, vote by Internet or return your signed proxy in the postage paid envelope provided.

                               VOTE BY TELEPHONE

     It's fast, convenient, and your vote is immediately confirmed and posted.

     Just follow these 4 easy steps:

          1. Read the accompanying Proxy Statement/Prospectus.

          2. Call the toll-free number located on your ballot.

          3. Enter your control number located on your ballot.

          4. Follow the simple recorded instructions.

                                VOTE BY INTERNET

     It's fast, convenient, and your vote is immediately confirmed and posted and you can get all future materials by Internet.

     Just follow these 4 easy steps:

          1. Read the accompanying Proxy Statement/Prospectus.

          2. Go to the website WWW.PROXYVOTE.COM.

          3. Enter your control number located on your ballot.

          4. Follow the simple instructions.

                  BENEFITS OF TOUCH TONE AND INTERNET VOTING:

                          * Immediate voting results.
  * Voting 7 days a week, 24 hours a day (except day of Shareholder Meeting).

                        DO NOT RETURN PROXY VOTING CARD
                  IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                               STI CLASSIC FUNDS
                        INFORMATION AND TECHNOLOGY FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 17, 2004

To the Shareholders of the Information and Technology Fund:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Information and Technology Fund (the "Selling Fund"), a series of the STI Classic Funds (the "Trust"), will be held at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on December 17, 2004 at 9:30 a.m., Eastern Time, for the purpose of considering and voting upon the following proposals:

     Proposal 1:  To approve the Agreement and Plan of Reorganization by and between the Information and Technology Fund and the Aggressive Growth Stock Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Information and Technology Fund in exchange for shares of corresponding classes of the Aggressive Growth Stock Fund of equal value; and (ii) the distribution of the corresponding classes of the Aggressive Growth Stock Fund of equal value to the shareholders of the Information and Technology Fund.

     Proposal 2:  The transaction of such other business as may properly be brought before the Meeting.

     Proposal 1 is described in the attached Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.

     Shareholders of record as of the close of business on October 15, 2004 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) hereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON. DO NOT RETURN THE PROXY VOTING CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                          /s/ R. Jeffrey Young
                                          R. Jeffrey Young
                                          President
                                          STI Classic Funds

                               STI CLASSIC FUNDS
                        INFORMATION AND TECHNOLOGY FUND
                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                           PROXY STATEMENT/PROSPECTUS
                            DATED NOVEMBER 19, 2004

     This combined proxy statement/prospectus ("Proxy/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of the STI Classic Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Trust's Information and Technology Fund (the "Selling Fund ") to be held on December 17, 2004 at 9:30 a.m., Eastern Time, at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. At the Meeting, the Selling Fund's shareholders will be asked to consider and approve the Agreement and Plan of Reorganization dated November 19, 2004 (the "Agreement"), by and between the Selling Fund and the STI Classic Funds' Aggressive Growth Stock Fund (the "Acquiring Fund"). The Selling Fund and Acquiring Fund are referred to collectively herein as the "Funds." A copy of the Agreement is attached as Exhibit A.

     Proposal 1:  To approve the Agreement and Plan of Reorganization by and between the Information and Technology Fund and the Aggressive Growth Stock Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Information and Technology Fund in exchange for shares of the corresponding classes of the Aggressive Growth Stock Fund of equal value; and (ii) the distribution of the corresponding classes of the Aggressive Growth Stock Fund of equal value to the shareholders of the Information and Technology Fund.

     Proposal 2:  The transaction of such other business as may properly be brought before the Meeting.

     The Agreement provides that the Selling Fund will transfer all of its assets and stated liabilities to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will simultaneously issue shares of corresponding classes to the Selling Fund in an amount equal in value to the net asset value of the Selling Fund's shares. This transaction is expected to occur on or about December 17, 2004 (the "Reorganization").

     Immediately after the transfer of the Selling Fund's assets and stated liabilities, the Selling Fund will make a liquidating distribution to shareholders of the Acquiring Fund's shares, so that a holder of shares of the Selling Fund at the Effective Time (as defined in the Agreement) of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value, and of the same class, as the shareholder had in the Selling Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders will become shareholders of the Acquiring Fund, and the Selling Fund's legal existence will be terminated.

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a separate series of the Trust and offers three classes of shares: A Shares, L Shares, and T Shares. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is the investment adviser to the Funds. Trusco is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Trusco is a direct, wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. The Acquiring Fund is subadvised by Zevenbergen Capital Investments LLC ("Zevenbergen" or "Subadviser"), a Washington limited liability company registered under the Advisers Act.(1)

---------------

     (1) On October 1, 2004, the Adviser acquired a controlling interest in the Subadviser. The 1940 Act requires that an investment subadvisory agreement between an investment adviser and its subadviser terminate automatically when there is a change in controlling interest in the subadviser. Accordingly, Zevenbergen's

     This Proxy/Prospectus sets forth concisely the information that a shareholder of the Information and Technology Fund should know before voting on the Reorganization, and should be retained for future reference.

     Additional Information is set forth in the Statement of Additional Information dated November 19, 2004 relating to this Proxy/Prospectus and in the A Shares, L Shares and T Shares prospectuses dated October 1, 2004 for the Selling Fund and Acquiring Fund, which you have previously received, and are incorporated herein by reference. A more detailed discussion of the Funds' investment objectives, principal strategies and principal risks is contained in the Funds' prospectuses dated October 1, 2004. A Statement of Additional Information for the Funds dated October 1, 2004, has been filed with the SEC, and is incorporated by reference into this Proxy/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Funds are on file with the Securities and Exchange Commission (the "SEC") and are available without charge on STI Classic Funds' website at www.sticlassicfunds.com, by writing to BISYS Fund Services, Inc. at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll-free 1-800-428-6970.

     The Annual Report for the Selling Fund and Acquiring Fund for the year ended May 31, 2004 can be obtained without charge on the STI Classic Funds' website at www.sticlassicfunds.com or by calling or writing the Trust at the telephone number or address stated above. The Annual Report is also available on the SEC's website at www.sec.gov.

     This Proxy/Prospectus also constitutes the proxy statement of the Selling Fund for the Meeting and is expected to be sent to shareholders on or about November 19, 2004.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
            UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

subadvisory agreement has terminated and Zevenbergen is providing services to the Acquiring Fund under an interim subadvisory agreement pending shareholder approval of a new subadvisory agreement. A special meeting of shareholders of the Acquiring Fund was held on November 15, 2004 at which shareholders approved a new subadvisory agreement between the Adviser and Zevenbergen that is identical in all material respect to the prior subadvisory agreement between the Adviser and Zevenbergen. At the same meeting, all shareholders of the Trust also elected members to the Board of the Trustees of the Trust.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY.....................................................    1
  Background of the Reorganization..........................    1
  Tax Consequences..........................................    1
  Special Considerations and Risk Factors...................    1
  Business of the Trust.....................................    1
  Investment Adviser........................................    1
  Subadviser................................................    1
  Other Services Providers..................................    1
  Distribution Fees.........................................    1
COMPARATIVE FEES AND EXPENSES...............................    1
  Advisory Fees.............................................    3
  Subadvisory Fees Paid to the Subadviser of the Acquiring
     Fund...................................................    3
INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES..............    4
  Investment Strategies Differences.........................    5
PRINCIPAL RISK FACTORS......................................    6
  Equity Risk...............................................    6
  Derivative Risk...........................................    6
  Exchange Traded Fund Risk.................................    6
  Small -- Mid Capitalization Stock Risk....................    6
  Risk Differences..........................................    6
THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES...............    6
  Purchase Procedures.......................................    6
  Redemption Procedures.....................................    7
  Redemption Fee............................................    7
  Redemptions In Kind.......................................    7
  Dividend Policies.........................................    7
INFORMATION RELATING TO THE REORGANIZATION..................    7
  Description of the Reorganization.........................    7
  Costs of Reorganization...................................    8
  Federal Income Taxes......................................    8
  Capitalization............................................    8
REASONS FOR THE REORGANIZATION..............................    9
  General...................................................    9
  The Terms and Conditions of the Reorganization............    9
  Lack of Dilution to Shareholder Interest..................    9
  Relative Expense Ratios...................................    9
  The Comparative Performance Records.......................    9
  Compatibility of Investment Objectives, Policies and
     Restrictions...........................................    9
  The Experience and Expertise of the Investment Adviser and
     Sub-Adviser............................................    9
  Assumption of Liabilities.................................    9
  Tax Consequences..........................................    9
  Shareholder Liabilities and Rights........................    9

                                                              PAGE
                                                              ----
SHAREHOLDER RIGHTS..........................................   10
  General...................................................   10
  Shares....................................................   10
  Voting Requirements.......................................   10
  Shareholder Meetings......................................   10
  Election and Term of Trustees.............................   10
  Shareholder Liability.....................................   10
  Liability of Trustees.....................................   10
ADDITIONAL INFORMATION ABOUT THE FUNDS......................   10
  Interest of Certain Persons in the Transactions...........   11
  Financial Statements......................................   11
VOTING MATTERS..............................................   11
  General Information.......................................   11
  Voting Rights and Required Vote...........................   11
  Record Date and Outstanding Shares........................   11
PRINCIPAL SHAREHOLDERS......................................   12
  Selling Fund..............................................   12
  Acquiring Fund............................................   12
OTHER BUSINESS..............................................   13
SHAREHOLDER INQUIRIES.......................................   13
EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION...  A-1
EXHIBIT B -- MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE....  B-1

                                    SUMMARY

     This summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy/Prospectus, the Agreement or incorporated by reference into this Proxy/Prospectus. Shareholders should read this entire Proxy/Prospectus carefully. The Agreement governs the terms of the Reorganization and is attached as Exhibit A. For more information, please read the Funds' prospectuses.

     BACKGROUND OF THE REORGANIZATION. Pursuant to the Agreement between the Funds (attached hereto as Exhibit A), the Selling Fund will transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of corresponding classes of the Acquiring Fund. The Selling Fund will distribute the Acquiring Fund's shares that it receives to its shareholders in liquidation. The result of the Reorganization is that shareholders will become shareholders of the Acquiring Fund. The Board of Trustees of the Trust, including a majority of Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the shareholders, and that the interests of the shareholders would not be diluted as a result of effecting the Reorganization. The Board recommends that you vote to approve the Agreement.

     TAX CONSEQUENCES. It is not anticipated that the Reorganization will result in any federal income tax consequences to the shareholders. If so, shareholders will not recognize gain or loss in the transaction. The Reorganization will not occur unless it is determined to be tax free to shareholders.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Funds are generally similar, there are certain differences. Therefore, an investment in the Acquiring Fund may involve investment risks that, in some respects, are different from those of the Selling Fund. For a more complete discussion of the risks associated with the Funds, see "PRINCIPAL RISKS FACTORS" below.

     BUSINESS OF THE TRUST. The Trust is an open-end management investment company organized as a Massachusetts business trust on January 15, 1992. The Trust offers redeemable shares in 49 separate series of investment portfolios, two of which are the Selling Fund and the Acquiring Fund. The Selling Fund and Acquiring Fund offer three classes of shares: A Shares, L Shares, and T Shares.

     INVESTMENT ADVISER. Trusco is a direct wholly-owned subsidiary of SunTrust and serves as the investment adviser to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2004, Trusco had approximately $66.7 billion in assets under management.

     SUBADVISER. Zevenbergen is a Washington limited liability company located at 601 Union Street, Suite 4600, Seattle, Washington 98101, and had approximately $1.0 billion in assets under management as of June 30, 2004. Zevenbergen is registered under the Advisers Act and currently serves as the subadviser to the Acquiring Fund. On October 1, 2004, the Adviser acquired a controlling interest in the Subadviser. See footnote 1 above for discussion regarding this transaction.

     OTHER SERVICES PROVIDERS. The Funds have the same administrator, distributor, transfer agent, custodian and independent registered public accounting firm.

     DISTRIBUTION FEES. The distributor for the Funds is BISYS Fund Services Limited Partnership (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor receives no compensation for the distribution of T Shares. A Shares of the Funds have adopted a distribution plan under which the Selling Fund and Acquiring Fund pay the Distributor up to 0.55% and 0.35%, respectively, of the average daily net assets of the Fund's A Shares. L Shares of the Funds have adopted a distribution and service plan under which the Funds pay the Distributor a fee of up to 1.00% of the average daily net assets of the applicable Fund.

                         COMPARATIVE FEES AND EXPENSES

     The following table (1) compares the fees and expenses for the Selling Fund and the Acquiring Fund based on actual expenses for the twelve-month period ended May 31, 2004 and (2) shows the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. The table enables you to compare and contrast the recent expense levels for the Selling Fund and the Acquiring Fund and obtain a general idea of what the expense level would be if the Reorganization occurs. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown. The table shows fees and expenses without any voluntary waivers. The footnotes following the tables show fees and expenses after voluntary waivers, if any. The gross total fund operating expenses, absent voluntary fee waivers, will be higher for each class of the Acquiring Fund after the Reorganization. However, as a result of voluntary fee waivers by the Adviser and Distributor, the net total fund operating expenses will be lower for each class of the Acquiring Fund after the Reorganization. Such voluntary fee waivers may be discontinued at any time.

       INFORMATION AND TECHNOLOGY FUND -- A SHARES, L SHARES AND T SHARES
        AGGRESSIVE GROWTH STOCK FUND -- A SHARES, L SHARES AND T SHARES

                                       INFORMATION AND TECHNOLOGY FUND                AGGRESSIVE GROWTH STOCK FUND
                                     -----------------------------------        ----------------------------------------
                                     A SHARES   L SHARES        T SHARES        A SHARES        L SHARES        T SHARES
                                     --------   --------        --------        --------        --------        --------
SHAREHOLDER FEES (fees paid
directly from your investment):
Maximum Sales Charge Imposed on
  Purchases(1).....................    3.75%      None            None            3.75%           None            None
Maximum Deferred Sales Charge(2)...    None       2.00%           None            None            2.00%           None
Redemption Fee(3)..................    2.00%      2.00%           2.00%           2.00%           2.00%           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from
  Fund assets):
Management Fees....................    1.10%      1.10%           1.10%           1.25%           1.25%           1.25%
Distribution and Service (12b-1)
  Fees.............................    0.55%      1.00%           None            0.35%           1.00%           None
Other Expenses.....................    0.22%(4)   0.22%(4)        0.22%(4)        0.32%(4)        0.32%(4)        0.32%(4)
Total Fund Operating Expenses(5)...    1.87%      2.32%           1.32%           1.92%           2.57%           1.57%

                                      AGGRESSIVE GROWTH STOCK FUND
                                         (POST REORGANIZATION)
                                     ------------------------------
                                     A SHARES   L SHARES   T SHARES
                                     --------   --------   --------
SHAREHOLDER FEES (fees paid
directly from your investment):
Maximum Sales Charge Imposed on
  Purchases(1).....................    3.75%      None       None
Maximum Deferred Sales Charge(2)...    None      2.00%       None
Redemption Fee(3)..................    2.00%     2.00%      2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from
  Fund assets):
Management Fees....................    1.25%     1.25%      1.25%
Distribution and Service (12b-1)
  Fees.............................    0.35%     1.00%       None
Other Expenses.....................    0.32%     0.32%      0.32%
Total Fund Operating Expenses(5)...    1.92%     2.57%      1.57%

---------------

(1) This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

(2) This sales charge is imposed if you sell L Shares within one year of your purchase.

(3) This redemption fee may be imposed if you are deemed a Market Timer and redeem or exchange your shares within ninety days of purchase. This fee is discussed in the Funds' Prospectuses under "Market Timers".

(4) Other Expenses have been restated to reflect current fees.

(5) Net expenses are lower because the Adviser and Distributor have voluntarily waived a portion of their fees in order to limit the Total Fund Operating Expenses to the levels set forth below. The Adviser and Distributor may discontinue all or part of the fee waivers at any time. There are no fee waivers with respect to T Shares of the Information and Technology Fund. With fee waivers, the expenses are expected to be:

                                          INFORMATION AND                                       AGGRESSIVE GROWTH STOCK FUND
                                          TECHNOLOGY FUND      AGGRESSIVE GROWTH STOCK FUND        (POST REORGANIZATION)
                                        -------------------   ------------------------------   ------------------------------
                                        A SHARES   L SHARES   A SHARES   L SHARES   T SHARES   A SHARES   L SHARES   T SHARES
                                        --------   --------   --------   --------   --------   --------   --------   --------
Net Total Operating Expenses (After
  Voluntary Fee Waivers)..............    1.72%      2.21%      1.57%      2.10%      1.22%      1.57%      2.10%      1.22%

  EXAMPLE.

     This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the listed Fund would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
INFORMATION AND TECHNOLOGY FUND
  A Shares.................................................   $558     $941     $1,348     $2,483
  L Shares
     -- assuming complete redemption at end of period......   $435     $724     $1,240     $2,656
     -- assuming no redemption.............................   $235     $724     $1,240     $2,656
  T Shares.................................................   $134     $418     $  723     $1,590
AGGRESSIVE GROWTH STOCK FUND
  A Shares.................................................   $563     $955     $1,373     $2,534
  L shares
     -- assuming complete redemption at end of period......   $460     $799     $1,365     $2,905
     -- assuming no redemption.............................   $260     $799     $1,365     $2,905
  T Shares.................................................   $160     $496     $  855     $1,867
COMBINED FUND PRO FORMA
  A Shares.................................................   $563     $955     $1,373     $2,534
  L Shares
     -- assuming complete redemption at end of period......   $460     $799     $1,365     $2,905
     -- assuming no redemption.............................   $260     $799     $1,365     $2,905
  T Shares.................................................   $160     $496     $  855     $1,867

     ADVISORY FEES. The following table compares management fees paid to the Adviser for the Funds. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net of Waivers").

SELLING FUND                                    ACQUIRING FUND
------------                                    --------------
Contractual...........................  1.10%   Contractual...........................   1.25%
Net of Waivers*.......................  1.10%   Net of Waivers*.......................   1.10%

---------------

* The Net of Waivers fees for the Funds, if applicable, are based on the Adviser waiving a portion of advisory fees as described in the Comparative Fees and Expenses table above. The Adviser may terminate all or part of the fee waiver at any time.

     SUBADVISORY FEES PAID TO THE SUBADVISER OF THE ACQUIRING FUND. The Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of up to 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund.

                 INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     This section will help you compare the investment objectives, strategies and policies of the Selling Fund and the Acquiring Fund. Please also refer to the Funds' prospectuses.

                                     AGGRESSIVE GROWTH STOCK FUND    INFORMATION AND TECHNOLOGY FUND
                                           (ACQUIRING FUND)                  (SELLING FUND)
                                     -----------------------------   -------------------------------
Investment Goal....................  Long-term capital               Long-term capital growth
                                     appreciation

Investment Focus...................  Common stocks of U.S. multi-    Common stocks of companies
                                     cap growth companies            benefiting from information and
                                                                     technology

Principal Investment Strategy......  Attempts to identify            Attempts to identify companies
                                     securities of companies with    benefiting from technology and
                                     favorable prospects for         information to achieve above
                                     future revenue, earnings,       average growth
                                     and/or cash flow growth

Investor Profile...................  Investors who want to           Aggressive investors with long-
                                     increase the value of their     term investment goals who are
                                     investment, but do not need     willing to accept significant
                                     income, and who are willing     volatility for the possibility
                                     to accept more volatility for   of higher returns
                                     the possibility of higher
                                     returns

                                     AGGRESSIVE GROWTH STOCK FUND    INFORMATION AND TECHNOLOGY FUND
                                           (ACQUIRING FUND)                  (SELLING FUND)
                                     -----------------------------   -------------------------------
Principal Strategies...............  Under normal circumstances,     Invests at least 80% of its net
                                     the Acquiring Fund invests at   assets in common stocks of U.S.
                                     least 80% of its net assets     companies that are expected to
                                     in common stocks and other      benefit substantially from
                                     equity securities of            information and technology and
                                     companies. The Acquiring Fund   achieve above average growth.
                                     invests primarily in common     The Selling Fund believes that
                                     stocks of U.S. companies of     information-oriented companies
                                     all sizes that exhibit strong   and technology-oriented
                                     growth characteristics. Using   companies offer the potential
                                     a "bottom-up" approach, the     for significant long-term
                                     subadviser identifies           growth.
                                     companies with favorable
                                     prospects for future revenue,   The Selling Fund's holdings are
                                     earnings, and/or cash flow      generally diversified across
                                     growth. Growth "drivers" are    three market segments. The
                                     identified for each company     first segment is comprised of
                                     and become critical to the      corporations whose core line of
                                     ongoing evaluation process.     business focuses on an emerging
                                     Industry growth dynamics,       information-related or
                                     company competitive             technology-related market. The
                                     positioning, pricing            second segment consists of
                                     flexibility, and diversified    established technology
                                     product offerings are           companies that provide the
                                     evaluated, providing the        infrastructure to support the
                                     foundation for further          transfer of information. The
                                     fundamental research to         third segment includes
                                     determine the weighting of      established, non-tech
                                     the Acquiring Fund's            corporations from multiple
                                     investments in various equity   industries that are harnessing
                                     market sectors.                 the power of information to
                                                                     drive company growth. In
                                                                     selecting investments for the
                                                                     Selling Fund, the Adviser uses
                                                                     a "bottom-up" analysis that
                                                                     evaluates the competitive
                                                                     advantages and market
                                                                     sustainability of individual
                                                                     companies.

                                                                     The Selling Fund invests
                                                                     primarily in companies with
                                                                     market capitalizations over $1
                                                                     billion, but may invest a
                                                                     portion of its assets in
                                                                     smaller companies.

     Both Funds may also buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risks. The Funds may also purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index.

     INVESTMENT STRATEGIES DIFFERENCES. The Selling Fund focuses its investments in companies benefiting from technology and information, while the Acquiring Fund does not. The Selling Fund also buys and sells securities frequently, which has generally resulted in it having a higher portfolio turnover rate than the Acquiring Fund.

                             PRINCIPAL RISK FACTORS

     This section will help you compare the principal risks of investing in the Selling Fund and the Acquiring Fund. Please also refer to the Funds' prospectuses.

     The Selling Fund and the Acquiring Fund are both subject to the following risks:

     EQUITY RISK. The risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of each Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

     DERIVATIVE RISK. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities. For example, some of those risks include: the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; the Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives; or there may not be a liquid secondary market for derivatives.

     EXCHANGE TRADED FUND RISK. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own ETFs.

     SMALL -- MID CAPITALIZATION STOCK RISK. The Funds are subject to the risks associated with small-and mid-capitalization stocks. Both involve risks that small- or mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

     RISK DIFFERENCES. Due to the focus of the Selling Fund, many of its holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments, and trade at valuations that are significantly higher than average. As a result, the Selling Fund's net asset value may be more volatile than other, broadly diversified equity funds. However, there can be no assurance that the Acquiring Fund's net asset value will not be more volatile than the Selling Fund or other, broadly diversified funds. The Selling Fund may also buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liability.

                 THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES

     PURCHASE PROCEDURES. The Funds have the same procedures for purchasing shares.

     The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order plus any applicable sales load. Each Fund calculates its NAV once each business day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current business day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

     You may have to transmit your purchase and sale requests to SunTrust or other financial institutions at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the administrator or transfer agent in time to meet the above stated fund cut-off times. For more information about how to purchase or sell fund shares, including specific SunTrust or other financial institutions internal order entry cut-off times, please contact your financial institution directly.

     REDEMPTION PROCEDURES. The Funds have the same procedures for the redemption of shares. You may sell (sometimes called "redeem") your shares on any business day. Normally, all redemption requests will be processed and payments will be made within five business days after the Funds receive your request, but it may take up to 7 days.

     REDEMPTION FEE. A Shares, L Shares and T Shares of the Funds may be subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 90 days or less. No redemption fee will be imposed in connection with the Reorganization. This fee is discussed in the Funds' prospectuses under "Market Timers."

     REDEMPTIONS IN KIND. The Funds have the same policy regarding redemptions in-kind rather than cash. Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

     DIVIDEND POLICIES. Both the Selling Fund and the Acquiring Fund declare and distribute income quarterly. Capital gains, if any, are distributed at least annually.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Agreement found in Exhibit A.

     The Agreement provides that all of the assets and stated liabilities of the Selling Fund will be transferred to the Acquiring Fund at the Effective Time (as defined in the Agreement) of the Reorganization. In exchange for the transfer of these assets, the Acquiring Fund will simultaneously issue at the Effective Time of the Reorganization full and fractional shares of the Acquiring Fund to the Selling Fund equal in value to the net asset value of the Selling Fund immediately prior to the Effective Time of the Reorganization.

     Following the transfer of assets and stated liabilities in exchange for Acquiring Fund shares, the Selling Fund will distribute, in complete liquidation, pro rata to its Shareholders of record all the shares of corresponding classes of the Acquiring Fund so received. Shareholders of the Selling Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable corresponding class of the Acquiring Fund with the same aggregate value as the Shareholder had in the Selling Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Selling Fund's Shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Shareholders of the Selling Fund. The Acquiring Fund does not issue share certificates to Shareholders. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization. The Selling Fund's legal existence will then be terminated. The Agreement provides for the Reorganization to occur on or about December 17, 2004 (the "Closing Date").

     The Agreement contains customary representations, warranties and conditions. The Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Agreement by Selling Fund Shareholders, and (ii) the receipt by the Selling Fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Selling Fund and the Acquiring Fund and their shareholders. The Agreement may be terminated, on the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true or, at any time prior to the Effective Time of the Reorganization, if the Board of the Trust determines that the consummation of the transactions contemplated by the Agreement is not in the best interests of the Shareholders of the Selling Fund or the Acquiring Fund.

     COSTS OF REORGANIZATION. The Reorganization expenses will be borne by Trusco. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) proxy solicitation costs.

     FEDERAL INCOME TAXES. The combination of the Selling Fund and the Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. It is not anticipated that the Reorganization will result in any federal income tax consequences to the Shareholders. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to that effect. If so, neither the Selling Fund nor its Shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. The amount of capital loss carryforwards of the Selling Fund that the Acquiring Fund may use to offset capital gains recognized after the Reorganization will be subject to annual limitations under sections 382 and 383 of the Internal Revenue Code. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     CAPITALIZATION. The following table sets forth as of May 31, 2004 (i) the capitalization of the Acquiring Fund; (ii) the capitalization of the Selling Fund; and (iii) the pro forma combined capitalization of the Fund assuming the Reorganization is approved.

                                           AGGRESSIVE                      AGGRESSIVE GROWTH
                         INFORMATION AND     GROWTH                           STOCK FUND
                         TECHNOLOGY FUND   STOCK FUND    ADJUSTMENTS     (POST REORGANIZATION)
                         ---------------   -----------   -----------     ---------------------
Net Assets:
  (A Shares)...........    $    1,539      $    49,267   $        --          $    50,806
  (L Shares)...........    $7,377,522      $    65,098   $        --          $ 7,442,620
  (T Shares)...........    $9,712,279      $20,500,987   $   (10,000)(a)      $30,203,266
Net Asset Value Per
  Share:
  (A Shares)...........    $     7.49      $      9.99           N/A          $      9.99
  (L Shares)...........    $     7.18      $      9.97           N/A          $      9.97
  (T Shares)...........    $     7.50      $     10.00           N/A          $     10.00
Shares Outstanding:
  (A Shares)...........           205            4,934           (51)               5,088
  (L Shares)...........     1,027,350            6,528      (287,378)             746,500
  (T Shares)...........     1,294,272        2,050,154      (323,045)           3,021,381

     (a) Represents write-off of deferred organizational cost within the Aggressive Growth Stock Fund.

                         REASONS FOR THE REORGANIZATION

     GENERAL. At a meeting held on August 20, 2004, the Board of the Funds reviewed the proposed Agreement. They received detailed information, including materials describing the Reorganization in terms of relative net assets, performance and comparative investment objectives, and policies and restrictions.

     After thorough consideration, the Board approved submission of the proposed Agreement to Shareholders, concluding that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. In particular, the Board reached the following conclusions:

     THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Agreement, and, in particular, the requirement that the transfer of assets in exchange for shares of corresponding classes of the Acquiring Fund will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Agreement. The Board also noted that the Reorganization would be submitted to the Selling Fund's shareholders for approval.

     LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that the Funds would not bear any expenses in connection with the Reorganization.

     RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the "Comparative Fees and Expenses" section above). The net total operating expense ratios after voluntary fee waivers, which may be discontinued at any time, is lower for each class of the Acquiring Fund versus the corresponding class of the Selling Fund and are expected to remain lower after the Reorganization. If the waivers are terminated, the total operating expense ratios for each class of the Acquiring Fund will be higher after the Reorganization than they were for the corresponding classes of the Selling Fund. The Board also noted that the Acquiring Fund had greater growth of assets than the Selling Fund and therefore has the better potential for economies of scale.

     THE COMPARATIVE PERFORMANCE RECORDS. The Board reviewed comparative performance information for the Funds, taking into account that the Acquiring Fund has a limited history in which to review performance. A Shares, L Shares and T Shares of the Acquiring Fund commenced operations on February 23, 2004 while the T Shares of the Selling Fund commenced operations on September 30, 1999. The A Shares and L Shares of the Selling Fund commenced operations on October 27, 2003 and January 24, 2000, respectively. See also Exhibit B for Management Discussion of the Acquiring Fund's performance.

     COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are similar.

     THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER AND
SUB-ADVISER. The Board noted that Trusco will remain as the investment adviser to the Acquiring Fund. The Board also considered the experience and expertise of Zevenbergen as the subadviser to the Acquiring Fund.

     ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Agreement, the Acquiring Fund expects to acquire substantially all of the stated liabilities of the Selling Fund, other than those (if any) for which specific reserves have been set aside.

     TAX CONSEQUENCES. The Board concluded that the Reorganization is expected to be free from federal income taxes.

     SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

     THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE
AGREEMENT.

                               SHAREHOLDER RIGHTS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 49 separate investment series. The Acquiring and Selling Funds offer three different classes of shares: A Shares, L Shares and T Shares. (The Funds participating in the Reorganization do not offer B Shares). The four classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges as set forth in the Funds' prospectuses.

     VOTING REQUIREMENTS. Shareholders are entitled each to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the President or, if the Trustees and the President shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal, retirement or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated October 1, 2004, which are incorporated by reference herein solely with respect to those participating Funds. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 2004, which, along with the current prospectuses, are available upon request and without charge by calling 1-800-428-6970. The prospectuses and Statement of Additional Information have been filed with the SEC.

     The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because Trusco, a subsidiary of SunTrust, provides investment advisory services to the Acquiring Fund pursuant to an advisory agreement with the Trust. Future growth of the Acquiring Fund can be expected to increase the total amount of fees payable to Trusco and thereby to reduce the amount of fees that would be voluntarily waived.

     FINANCIAL STATEMENTS. The audited financial statements and financial highlights of the Funds contained in the Funds' Annual Report to Shareholders for the fiscal year ended May 31, 2004, have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. Such financial statements and financial highlights are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Selling Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service providers of the Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by Trusco.

     VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of the Selling Fund is entitled to one vote, or fraction thereof. The holders of a majority of the Selling Fund present in person or represented by proxy will constitute a quorum for the Meeting. Approval of the Agreement requires the affirmative vote of a majority of the shares present in person or represented by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization will be voted upon by the Shareholders of the Selling Fund.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Agreement. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies for which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Selling Fund at the close of business on October 15, 2004 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, as shown on the books of the Trust, there were issued and outstanding 2,029,390 shares of beneficial interest of the Selling Fund.

                             PRINCIPAL SHAREHOLDERS

     SELLING FUND. As of October 15, 2004, the officers and Trustees of the Selling Fund as a group, beneficially owned less than 1% of the outstanding shares of the Selling Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Selling Fund as of October 15, 2004. The type of ownership of each entry listed on the table is record ownership. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

                                                                     PERCENTAGE    PRO FORMA
                                     CLASS; AMOUNT     PERCENTAGE        OF        PERCENTAGE
                                          OF               OF           FUND        OF FUND
NAME AND ADDRESS                     SHARES OWNED      CLASS OWNED     OWNED      POST CLOSING
----------------                     -------------     -----------   ----------   ------------
NFSC FEBO F2F-005215.............    Class       911     100.00%        0.03%         0.01%
                                        A;
NFS FMTC SEP IRA
10860 NW 198th Street
Micanopy, FL 32667
NFSC FEBO JH1-500488.............    Class   859,555      93.15%       27.42%        12.01%
                                        L;
NFS FMTC ROTH IRA
5766 SW 50 Street
Miami, FL 33155
SunTrust Bank....................    Class   579,909      52.44%       18.50%         8.10%
                                        T;
Various Benefit Plans
8515 E. Orchard Road
Greenwood Village, CO
80111-5002
Trustman.........................    Class   492,150      44.51%       15.70%         6.88%
                                        T;
SunTrust Banks
P.O. Box 105870
Atlanta, GA 30348-5870

     ACQUIRING FUND. As of October 15, 2004, the officers and Trustees of the Acquiring Fund as a group, beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Acquiring Fund as of October 15, 2004. The type of ownership of each entry listed on the table is record ownership. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

                                                                      PERCENTAGE    PRO FORMA
                                     CLASS; AMOUNT      PERCENTAGE        OF        PERCENTAGE
                                          OF                OF           FUND        OF FUND
NAME AND ADDRESS                     SHARES OWNED       CLASS OWNED     OWNED      POST CLOSING
----------------                     -------------      -----------   ----------   ------------
NFSC FEBO FER-114901............    Class       6,994      77.94%        0.17%         0.10%
                                       A;
Delores F. Bennett TTEE
343 Bayshore Drive
U A 3 14 89
Palm Harbor, FL 34683
Wachovia Securities LLC FBO.....    Class       1,980      22.06%        0.05%         0.03%
                                       A;
Herbert W. Albin, Jr.
124 North 177th Street
Shoreline, WA 98133-4707
NFSC FEBO G1R-153664............    Class       7,618      86.76%        0.19%         0.11%
                                       L;
Jonathan T. Walton TTEE
37 Warner Road
Grosse Pointe, MI 48236-3745
Wachovia Securities LLC FBO.....    Class       1,163      13.24%        0.03%         0.02%
                                       L;
Leslie C. Tubbs
12931 SE 26th Pl., Apt. C2
Bellevue, WA 98005-5112
Trustman........................    Class   3,987,831     100.00%       99.12%        55.71%
                                       T;
SunTrust Banks
P.O. Box 105870
Atlanta, GA 30348-5870

                                 OTHER BUSINESS

     The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgement of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 42319 or by calling 1-800-428-6970.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE OR THE INTERNET. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                   EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), is dated as of November 19, 2004 by and between the Aggressive Growth Stock Fund (the "Acquiring Fund") and the Information and Technology Fund (the "Selling Fund") of STI Classic Funds (the "Trust").

     WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 15, 1992;

     WHEREAS, the Trust is an open-end management investment company registered under the 1940 Act and the Acquiring and Selling Fund are each duly organized and validly existing series of the Trust;

     NOW, THEREFORE, in consideration of the mutual premises herein contained, the parties hereto agree to effect (i) the transfer of all of the assets of the Selling Fund solely in exchange for (a) the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund and (b) beneficial shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the Acquiring Fund to the holders of beneficial shares of the Selling Fund on the terms and conditions hereinafter set forth in liquidation of the Selling Fund (the "Reorganization"). The beneficial shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to hereinafter as the "Acquiring Fund Shares," and the beneficial shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Selling Fund Shares." The parties hereto covenant and agree as follows:

     1. PLAN OF REORGANIZATION. At the Effective Time, the Selling Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign certain stated liabilities are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund, and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Selling Fund, in exchange for delivery to the Selling Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Selling Fund Shares of the Selling Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     2. TRANSFER OF ASSETS. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time.

     3. LIQUIDATION AND DISSOLUTION OF THE SELLING FUND. At the Effective Time, the Selling Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time in exchange for Selling Fund Shares and in complete liquidation of the Selling Fund. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due such shareholder.

     4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

          (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

          (b) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

          (c) LITIGATION. Except as previously disclosed to the Selling Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

          (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     5. REPRESENTATIONS AND WARRANTIES OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

          (a) MARKETABLE TITLE TO ASSETS. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

          (b) LIABILITIES. There are no liabilities of the Selling Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Selling Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Selling Fund.

          (c) LITIGATION. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Selling Fund, threatened which would materially adversely affect the Selling Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

          (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Selling Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     6. CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     7. CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND AND THE ACQUIRING FUND. The obligations of the Selling Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

          (a) Such authority from the U.S. Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

          (b) The registration statement on Form N-lA of the Acquiring Fund shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          (c) The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

          (d) The Selling Fund and Acquiring Fund shall have received on or before the Effective Time an opinion of counsel, based upon customary representations provided by the Trust, satisfactory to the Selling Fund and the Acquiring Fund substantially to the effect that the Reorganization, as a tax-free reorganization, will have the following federal income tax consequences for Selling Fund shareholders, the Selling Fund, and the Acquiring Fund:

             1. No gain or loss will be recognized by the Selling Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's stated liabilities;

             2. No gain or loss will be recognized by the Acquiring Fund on its receipt of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's liabilities;

             3. The basis of the Selling Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Selling Fund's hands immediately before the Reorganization;

             4. The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Selling Fund will include the holding period of those assets in the Selling Fund's hands immediately before the Reorganization;

             5. No gain or loss will be recognized by the Selling Fund on the distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for Selling Fund Shares;

             6. No gain or loss will be recognized by the Selling Fund's shareholders as a result of the Selling Fund's distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for the Selling Fund's shareholders' Selling Fund Shares;

             7. The basis of the Acquiring Fund Shares received by the Selling Fund's shareholders will be the same as the adjusted basis of that Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefore; and

             8. The holding period of the Acquiring Fund Shares received by the Selling Fund's shareholders will include the Selling Fund's shareholders' holding period for the Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefore, provided that said Selling Fund Shares were held as capital assets on the date of the Reorganization.

          (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Selling Funds entitled to vote at an annual or special meeting.

          (f) The Board of Trustees of the Trust, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Agreement.

     9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Selling Funds' assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on December 17, 2004 or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     10. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

     11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; Provided, that no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Agreement to the detriment of the Selling Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

     12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13. FEES AND EXPENSES.

     (a) The Acquiring Fund and Selling Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, Trusco Capital Management, Inc. shall bear all expenses of the transactions contemplated by this Agreement. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

     14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (other than the parties hereto and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

     15. ENTIRE AGREEMENT. The Acquiring Fund and Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     16. FURTHER ASSURANCES. The Acquiring Fund and Selling Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Declaration of Trust, as amended and supplemented to date, this Agreement was executed by the undersigned officers of the Trust, on behalf of the Acquiring Fund and the Selling Fund, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

                                          STI CLASSIC FUNDS,
                                          ON BEHALF OF ITS SERIES,
                                          INFORMATION AND TECHNOLOGY FUND

                                          By
                                            ------------------------------------
                                            Name:
                                            Title:   Vice President

                                          STI CLASSIC FUNDS,
                                          ON BEHALF OF ITS SERIES,
                                          AGGRESSIVE GROWTH STOCK FUND

                                          By
                                            ------------------------------------
                                            Name:
                                            Title:   Vice President

                                   APPENDIX A

BEFORE: INFORMATION AND TECHNOLOGY FUND                        AFTER: AGGRESSIVE GROWTH STOCK FUND
---------------------------------------                        -----------------------------------
Class A.....................................................                 Class A
Class L.....................................................                 Class L
Class T.....................................................                 Class T

                                   EXHIBIT B

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                    STI CLASSIC AGGRESSIVE GROWTH STOCK FUND

     The STI Classic Aggressive Growth Stock Fund ("the Fund") was added to the STI Classic lineup February 23, 2004. The Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" investment approach, we identify companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, competitive positioning, pricing flexibility, and diversified product offerings in conjunction with stock price appreciation potential help establish the foundation for the weighting of each security within the Fund and the resulting exposure to specific industries and economic sectors.

     Since the initiation of the Fund, macro economic and geopolitical issues have dominated the investing environment. After a brief rally late in February, the Fund experienced successive negative returns in March and April, rebounding during the last weeks of May. From inception through May 31, 2004, the Fund's T Shares returned 0% compared to -0.83% for the Russell 3000(R) Growth Index.

     Stock selection in Consumer Discretionary and Technology sectors led the Fund's relative outperformance. Consumer-driven and internet-related fund holdings were top aggregate contributors. Firming ad spending (increasingly via online vehicles), a rebounding economy and unflagging spending patterns were primary drivers to strength in the Consumer Discretionary sector. Supported by exceptional earnings reports, Fund Technology holdings produced broad-based gains (since Fund inception) significantly ahead of benchmark issues. However, weakness in Health Care and Telecommunications issues kept the Fund's performance in check. Health care declined late in the period lacking event catalysts, and the Fund's only telecommunications holding posted a negative return due to uncertainty pending a FCC ruling on spectrum expansion for its wireless data strategy.

     Better-than-expected growth across many sectors has yet to translate into comparable stock price performance. Looking forward, we are encouraged as corporate America exhibits signs of improving health with strong operating margins, large cash balances and a renewed propensity to hire. Our task remains the same: focus on fundamental research to uncover unique growth companies exhibiting rewarding investment potential for the Fund.

                                                 /s/ Nancy Zevenbergen
                                          --------------------------------------
                                          Nancy Zevenbergen, CFA
                                          Co-Portfolio Manager

                                                 /s/ Brooke de Boutray
                                          --------------------------------------
                                          Brooke de Boutray, CFA
                                          Co-Portfolio Manager

                                                   /s/ Leslie Tubbs
                                          --------------------------------------
                                          Leslie Tubbs, CFA
                                          Co-Portfolio Manager

                                  T SHARES(1)
                          AVERAGE ANNUAL TOTAL RETURNS
                          (PERIOD ENDED MAY 31, 2004)

CUMULATIVE INCEPTION TO DATE
----------------------------
0.00%

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

                                    (CHART)

                                  A SHARES(1)
                          AVERAGE ANNUAL TOTAL RETURNS
                          (PERIOD ENDED MAY 31, 2004)

CUMULATIVE INCEPTION TO DATE
----------------------------
-0.10%......................................................   Without Load
-3.85%......................................................      With Load

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

                                    (CHART)

                                  L SHARES(1)
                          AVERAGE ANNUAL TOTAL RETURNS
                          (PERIOD ENDED MAY 31, 2004)

CUMULATIVE INCEPTION TO DATE
----------------------------
-0.30%......................................................   Without CDSC
-2.29%......................................................      With CDSC

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

                                    (CHART)

     Past performance is no indication of future performance.

     The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund.
---------------

(1) Commenced operations on February 23, 2004.

     Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                               STI CLASSIC FUNDS

                          AGGRESSIVE GROWTH STOCK FUND
                        INFORMATION AND TECHNOLOGY FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                               NOVEMBER 19, 2004

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated November 19, 2004, relating to the proposed acquisition of the Information and Technology Fund (the "Selling Fund"), a series of STI Classic Funds (the "Trust"), by the Aggressive Growth Stock Fund (the "Acquiring Fund"), another series of the Trust, and the assumption by the Acquiring Fund of all of the stated liabilities of the Selling Fund, in exchange for A Shares, L Shares or T Shares, as the case may be, of the Acquiring Fund having an aggregate value equal to the net asset value of the Selling Fund's A Shares, L Shares or T Shares as of the Closing Date; the distribution of the Acquiring Fund's shares to each holder of the Selling Fund's shares in an amount equal in value to the shareholder's Selling Fund shares as of the Closing Date; and the complete liquidation of the Selling Fund (collectively, the "Reorganization"). A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-800-428-6970 or by writing to BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information incorporates by reference the following documents:

          (1) Prospectus dated October 1, 2004 with respect to T Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-04-007130).

          (2) Prospectus dated October 1, 2004 with respect to A Shares and L Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No.
     0000950152-04-007130).

          (3) The Trust's Statement of Additional Information dated October 1, 2004 (previously filed on EDGAR, Accession No. 0000950152-04-007130).

          (4) Annual Financial Report dated May 31, 2004 with respect to the Trusts' equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000935069-04-001045).

PRO FORMA FINANCIAL STATEMENTS

     Under the Reorganization Agreement, the Selling Fund will be reorganized into the Acquiring Fund.

     Shown below are unaudited pro forma financial statements for the combined Acquiring Fund assuming the Reorganization, as more fully described in the Proxy Statement/Prospectus dated November 19, 2004, had been consummated as of May 31, 2004.

     The Pro Forma Combined Statement of Net Assets has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at May 31, 2004.

     The Pro Forma Combined Statement of Operations is for the twelve-months ended May 31, 2004 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred June 1, 2003.

     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at May 31, 2004. These pro forma numbers have been estimated in good faith based on information regarding the Selling Fund and Acquiring Fund for the twelve month period ended May 31, 2004.

     Additional information regarding the performance of the Acquiring Fund is contained in "Management's Discussion of Fund Performance" in the Proxy Statement/Prospectus.

     The unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Fund and Acquiring Fund and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at May 31, 2004. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Selling Fund and Acquiring Fund included in their Annual Financial Report for the fiscal year ended May 31, 2004, which is incorporated herein by reference. The combination of the Selling Fund into the Acquiring Fund will be accounted for as a tax-free reorganization.

                 PRO-FORMA STATEMENT OF NET ASSETS (UNAUDITED)

                               STI CLASSIC FUNDS

                        AGGRESSIVE GROWTH STOCK FUND AND
                        INFORMATION AND TECHNOLOGY FUND
                                  MAY 31, 2004

AGGRESSIVE GROWTH STOCK FUND/INFORMATION AND TECHNOLOGY FUND

  PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS MAY 31, 2004 (UNAUDITED)

                                                                                                      AGGRESSIVE
                                                                                      INFORMATION    GROWTH STOCK
                           AGGRESSIVE   INFORMATION     AGGRESSIVE      AGGRESSIVE        AND         FUND (POST
                             GROWTH         AND        GROWTH STOCK       GROWTH      TECHNOLOGY    REORGANIZATION)
                             STOCK      TECHNOLOGY      FUND (POST      STOCK FUND       FUND          COMBINED
                              FUND         FUND       REORGANIZATION)     MARKET        MARKET       MARKET VALUE
SECURITY DESCRIPTION         SHARES       SHARES          SHARES        VALUE (000)   VALUE (000)        (000)
--------------------       ----------   -----------   ---------------   -----------   -----------   ---------------
COMMON STOCK (95.5%)
CAPITAL GOODS (3.0%)
American Power
  Conversion.............                   10,000          10,000                          181             181
Applied Materials*.......                   11,000          11,000                          220             220
Celestica*...............                   15,000          15,000                          282             282
Jabil Circuit*...........                   10,000          10,000                          283             283
Sanmina-SCI..............                    9,000           9,000                           95              95
TTM Technologies.........                    7,000           7,000                           80              80
                                                                                       --------         -------
                                                                                          1,141           1,141
                                                                                       --------         -------
COMMUNICATIONS SERVICES (0.8%)
Nextel Communications*...    13,100                         13,100            303                           303
                                                                          -------                       -------
                                                                              303                           303
                                                                          -------                       -------
COMPUTER SOFTWARE (10.0%)
Adobe Systems............                    6,000           6,000                          268             268
Automatic Data
  Processing.............                    7,000           7,000                          311             311
BMC Software*............                   10,000          10,000                          176             176
Cognizant Technology
  Solutions*.............    16,000                         16,000            740                           740
Cognos*..................                    6,000           6,000                          202             202
Microsoft................                   19,000          19,000                          501             501
Network Associates*......                    8,000           8,000                          133             133
Oracle*..................                   10,000          10,000                          113             113
Packeteer*...............                    5,000           5,000                           71              71
SAP ADR..................                   12,000          12,000                          485             485
Symantec*................                    7,000           7,000                          321             321
Veritas Software*........                   17,000          17,000                          452             452
                                                                          -------      --------         -------
                                                                              740         3,033           3,773
                                                                          -------      --------         -------
CONSUMER CYCLICALS (3.7%)
Best Buy.................     7,400                          7,400            390                           390
Coach*...................     8,100                          8,100            353                           353
Tiffany..................     6,300                          6,300            223                           223
Walt Disney..............    18,600                         18,600            437                           437
                                                                          -------                       -------
                                                                            1,403                         1,403
                                                                          -------                       -------

                                                                                                      AGGRESSIVE
                                                                                      INFORMATION    GROWTH STOCK
                           AGGRESSIVE   INFORMATION     AGGRESSIVE      AGGRESSIVE        AND         FUND (POST
                             GROWTH         AND        GROWTH STOCK       GROWTH      TECHNOLOGY    REORGANIZATION)
                             STOCK      TECHNOLOGY      FUND (POST      STOCK FUND       FUND          COMBINED
                              FUND         FUND       REORGANIZATION)     MARKET        MARKET       MARKET VALUE
SECURITY DESCRIPTION         SHARES       SHARES          SHARES        VALUE (000)   VALUE (000)        (000)
--------------------       ----------   -----------   ---------------   -----------   -----------   ---------------
CONSUMER DISCRETIONARY (5.1%)
Avon Products............     7,400                          7,400            656                           656
Clear Channel
  Communications.........     7,400                          7,400            294                           294
Starbucks*...............    17,500                         17,500            711                           711
Univision
  Communications*........     8,100                          8,100            264                           264
                                                                          -------                       -------
                                                                            1,925                         1,925
                                                                          -------                       -------
CONSUMER STAPLES (0.9%)
Fred's...................     5,100                          5,100            107                           107
Whole Foods Market.......     2,900                          2,900            250                           250
                                                                          -------                       -------
                                                                              357                           357
                                                                          -------                       -------
FINANCE (9.3%)
AMBAC Financial Group....                    5,000           5,000                          346             346
Blackrock................     3,800                          3,800            240                           240
Capital One Financial....    13,000                         13,000            911                           911
Investors Financial
  Services...............    22,300                         22,300            872                           872
Lehman Brothers
  Holdings...............                    4,800           4,800                          363             363
Morgan Stanley...........                    4,500           4,500                          241             241
Paychex..................     5,300                          5,300            199                           199
SLM......................     8,800                          8,800            337                           337
                                                                          -------      --------         -------
                                                                            2,559           950           3,509
                                                                          -------      --------         -------
HEALTH CARE (13.1%)
Align Technology*........    12,200                         12,200            233                           233
Biogen Idec..............                   10,000          10,000                          621             621
Biomet...................     3,600                          3,600            144                           144
Biosite*.................     5,600                          5,600            223                           223
Cardinal Health..........     3,600                          3,600            244                           244
Cephalon*................     8,300                          8,300            447                           447
Forest Laboratories*.....     9,300                          9,300            590                           590
Genentech*...............     4,200                          4,200            251                           251
Gilead Sciences*.........     7,600                          7,600            497                           497
Johnson & Johnson........     6,000                          6,000            334                           334
Martek Biosciences*......     4,500                          4,500            288                           288
Medicis Pharmaceutical...     5,500                          5,500            233                           233
Pfizer...................    10,000                         10,000            353                           353
Wilson Greatbatch
  Technologies*..........     8,500                          8,500            231                           231
Wright Medical Group*....     8,100                          8,100            263                           263
                                                                          -------      --------         -------
                                                                            4,331           621           4,952
                                                                          -------      --------         -------

                                                                                                      AGGRESSIVE
                                                                                      INFORMATION    GROWTH STOCK
                           AGGRESSIVE   INFORMATION     AGGRESSIVE      AGGRESSIVE        AND         FUND (POST
                             GROWTH         AND        GROWTH STOCK       GROWTH      TECHNOLOGY    REORGANIZATION)
                             STOCK      TECHNOLOGY      FUND (POST      STOCK FUND       FUND          COMBINED
                              FUND         FUND       REORGANIZATION)     MARKET        MARKET       MARKET VALUE
SECURITY DESCRIPTION         SHARES       SHARES          SHARES        VALUE (000)   VALUE (000)        (000)
--------------------       ----------   -----------   ---------------   -----------   -----------   ---------------
PRODUCER DURABLES (1.0%)
Kla-Tencor*..............     6,700                          6,700            323                           323
Lam Research*............     1,700                          1,700             42                            42
                                                                          -------                       -------
                                                                              365                           365
                                                                          -------                       -------
SEMICONDUCTORS (7.5%)
Amkor Technology*........     6,900                          6,900             71                            71
Broadcom, Cl A*..........     6,000          5,000          11,000            253           211             464
Cypress Semiconductor*...                    6,500           6,500                          106             106
Intel....................    21,400                         21,400            611                           611
Marvell Technology Group
  Ltd. ..................                    3,792           3,792                          180             180
Micrel*..................                   30,000          30,000                          443             443
Microchip Technology*....                   17,000          17,000                          539             539
Taiwan Semiconductor*
  Manufacturing ADR......                   10,000          10,000                          102             102
Triquint
  Semiconductor*.........                    5,000           5,000                           28              28
Omnivision
  Technologies*..........     7,100                          7,100            166                           166
Teradyne*................                    5,000           5,000                          112             112
                                                                          -------      --------         -------
                                                                            1,101         1,721           2,822
                                                                          -------      --------         -------
SERVICES (19.2%)
Accenture Ltd., Cl A*....                   10,000          10,000                          246             246
Akamai Technologies*.....                   10,000          10,000                          149             149
Amazon.com*..............                   14,000          14,000                          676             676
CNET Networks*...........    21,600                         21,600            209                           209
eBay*....................    11,100          6,000          17,100            986           533           1,519
Getty Images*............                    7,000           7,000                          394             394
Infospace*...............                    9,000           9,000                          329             329
InterActiveCorp*.........    20,000                         20,000            625                           625
Knight-Ridder............                    3,000           3,000                          228             228
Omnicom Group............     6,500                          6,500            519                           519
Sohu.com*................     5,700                          5,700            118                           118
Time Warner*.............                   20,000          20,000                          341             341
VeriSign.................                   15,000          15,000                          272             272
Yahoo!*..................    30,800         22,000          52,800            944           674           1,618
                                                                          -------      --------         -------
                                                                            3,401         3,842           7,243
                                                                          -------      --------         -------
TECHNOLOGY (21.9%)
Alcatel ADR*.............                   32,000          32,000                          461             461
Apple Computer*..........                   12,000          12,000                          337             337
Avaya*...................     6,400         40,000          46,400            101           633             734
Cisco Systems*...........                   28,000          28,000                          620             620
Comverse Technology*.....                   30,000          30,000                          530             530
Dell*....................    11,800                         11,800            415                           415

                                                                                                      AGGRESSIVE
                                                                                      INFORMATION    GROWTH STOCK
                           AGGRESSIVE   INFORMATION     AGGRESSIVE      AGGRESSIVE        AND         FUND (POST
                             GROWTH         AND        GROWTH STOCK       GROWTH      TECHNOLOGY    REORGANIZATION)
                             STOCK      TECHNOLOGY      FUND (POST      STOCK FUND       FUND          COMBINED
                              FUND         FUND       REORGANIZATION)     MARKET        MARKET       MARKET VALUE
SECURITY DESCRIPTION         SHARES       SHARES          SHARES        VALUE (000)   VALUE (000)        (000)
--------------------       ----------   -----------   ---------------   -----------   -----------   ---------------
Enterasys Networks.......                   14,000          14,000                           27              27
eResearch Technology*....    11,850                         11,850            300                           300
Flextronics International
  Ltd.*..................    51,600                         51,600            906                           906
Hewlett-Packard..........                   11,000          11,000                          234             234
International Business
  Machines...............                    6,500           6,500                          576             576
Juniper Networks*........    10,100         19,400          29,500            211           406             617
Nortel Networks*+........                   30,000          30,000                          115             115
Polycom..................                   15,000          15,000                          307             307
Qualcomm.................    14,500          1,500          16,000            972           101           1,073
STMicroelectronics.......                    5,000           5,000                          113             113
Utstarcom*+..............    20,100          6,000          26,100            626           187             813
                                                                          -------      --------         -------
                                                                            3,531         4,647           8,178
                                                                          -------      --------         -------
Total Common Stock.......                                                  20,016        15,955          35,971
                                                                          -------      --------         -------
REPURCHASE AGREEMENT (4.9%)
Dresdner Bank(a).........                1,182,083       1,182,083                        1,182           1,182
Merrill Lynch(b).........   678,821                        678,821            679                           679
                                                                          -------      --------         -------
Total Repurchase
  Agreement..............                                                     679         1,182           1,861
                                                                          -------      --------         -------
CASH EQUIVALENT (0.6%)
Boston Global
  Investment.............                  239,400         239,400                          239             239
                                                                                       --------         -------
  Trust-Enhanced Portfolio(c)
Total Cash Equivalent....                                                                   239             239
                                                                                       --------         -------
Total Investments
  (101.0%)(f)
  (Cost $20,306, $15,301 and $35,607,
     respectively)...................                                     $20,695      $ 17,376         $38,071
                                                                          =======      ========         =======
OTHER ASSETS AND LIABILITIES (-1.0%)
Payable Upon Return of
  Securities Loaned......                                                      --          (239)           (239)
Investment Advisory Fees
  Payable................                                                     (17)          (15)            (32)
Payable to Affiliated
  Funds..................                                                      (7)           --            --(d)
Distribution Fees
  Payable................                                                      --            (4)             (4)
Administration Fees
  Payable................                                                      (1)           (1)             (2)
Receivable from
  Advisor................                                                       6            --               6
Receivable from
  Distributor............                                                       3            --               3
Other Assets and
  Liabilities, Net.......                                                     (64)          (26)           (107)(e)
                                                                          -------      --------         -------
Total Other Assets and
  Liabilities............                                                     (80)         (285)           (375)
                                                                          -------      --------         -------

                                                                                                      AGGRESSIVE
                                                                                      INFORMATION    GROWTH STOCK
                           AGGRESSIVE   INFORMATION     AGGRESSIVE      AGGRESSIVE        AND         FUND (POST
                             GROWTH         AND        GROWTH STOCK       GROWTH      TECHNOLOGY    REORGANIZATION)
                             STOCK      TECHNOLOGY      FUND (POST      STOCK FUND       FUND          COMBINED
                              FUND         FUND       REORGANIZATION)     MARKET        MARKET       MARKET VALUE
SECURITY DESCRIPTION         SHARES       SHARES          SHARES        VALUE (000)   VALUE (000)        (000)
--------------------       ----------   -----------   ---------------   -----------   -----------   ---------------
NET ASSETS:
Paid in Capital -- T Shares (unlimited authorization -- no par value)
  based on 2,050,154; 1,294,272 and 3,021,381 outstanding shares of
  beneficial interest, respectively..................................     $20,157      $ 72,809         $92,956
Paid in Capital -- A Shares (unlimited authorization -- no par value)
  based on 4,934; 205 and 5,088 outstanding shares of beneficial
  interest, respectively.............................................          48             2              50
Paid in Capital -- L Shares (unlimited authorization -- no par value)
  based on 6,528; 1,027,350 and 746,500 outstanding shares of
  beneficial interest, respectively..................................          65        27,072          27,137
Accumulated net investment loss......................................          (5)           --              (5)
Accumulated net realized loss on investments.........................         (39)      (84,867)        (84,906)
Net Unrealized appreciation on investments...........................         389         2,075           2,464
                                                                          -------      --------         -------
  Total Net Assets (100.0%)..........................................     $20,615      $ 17,091         $37,696
                                                                          =======      ========         =======
Net Asset Value, Offering and Redemption Price Per Share -- T Shares
  ($20,500,987/2,050,154 shares; $9,712,279/ 1,294,272 shares and
  $30,213,266/3,021,381 shares, respectively)........................     $ 10.00      $   7.50         $ 10.00
                                                                          =======      ========         =======
Net Asset Value and Redemption Price Per Share -- A Shares
  ($49,267/4,934 shares; $1,539.3/205.4 shares and $50,806/ 5,088
  shares, respectively)..............................................     $  9.99      $   7.49         $  9.99
                                                                          =======      ========         =======
Maximum Offering Price Per Share -- A Shares ($9.99/96.25%,
  $7.49/96.25% and $9.99/96.25%, respectively).......................     $ 10.38      $   7.78         $ 10.38
                                                                          =======      ========         =======
Net Asset Value and Offering Price Per Share -- L Shares
  ($65,098/6,528, $7,377,522/1,027,350 and $7,442,620/746,500,
  respectively)......................................................     $  9.97      $   7.18         $  9.97
                                                                          =======      ========         =======

     The categories of investments are shown as a percentage of the proforma combined net assets.
---------------

 *   Non-income producing security
 +   All or part of this security was on loan at May 31, 2004. The total value of the securities on loan at May 31, 2004 was $248,641.
(a)  Tri-Party Repurchase Agreement; 0.950%, dated 05/28/04, to be repurchased on 06/01/04, repurchase price $1,182,176 (collateralized by FNMA obligations; total market value
     $1,209,922)
(b)  Tri-Party Repurchase Agreement; 1.020%, dated 05/28/04, to be repurchased on 06/01/04, repurchase price $678,878 (collateralized by FHLB obligations; total market value
     $693,444)
(c)  This security was purchased with cash collateral held from securities lending.
(d)  Reversal of Aggressive Growth Fund's payable to affiliated funds.
(e)  Reversal of deferred organizational cost.
(f)  As a result of the Reorganization, the Aggressive Growth Stock Fund will not be required to sell any of its holdings in order for the Fund to be in compliance with its investment objective, strategies or restrictions. The Aggressive Growth Stock Fund may sell its securities, however, for any other reason before or after the Reorganization.

                   PRO-FORMA COMBINED STATEMENT OF OPERATIONS

                               STI CLASSIC FUNDS

                        AGGRESSIVE GROWTH STOCK FUND AND
                        INFORMATION AND TECHNOLOGY FUND
                                  MAY 31, 2004

               PRO FORMA COMBINING STATEMENTS OF OPERATIONS (000)
              FOR THE TWELVE MONTHS ENDED MAY 31, 2004 (UNAUDITED)

                                                                INFORMATION                   AGGRESSIVE GROWTH
                                                  AGGRESSIVE        AND                          STOCK FUND
                                                 GROWTH STOCK   TECHNOLOGY     PRO FORMA    (POST REORGANIZATION)
                                                   FUND (1)        FUND       ADJUSTMENTS         (NOTE 1)
                                                 ------------   -----------   -----------   ---------------------
Income:
Dividend Income................................      $ 10         $   35           --              $   45
Interest income................................         4              7           --                  11
Securities Lending Income......................        --             48           --                  48
Less: Foreign Taxes Withheld...................        --             (1)          --                  (1)
                                                     ----         ------         ----              ------
    Total Income...............................        14             89           --                 103
                                                     ----         ------         ----              ------
Expenses:
  Investment Advisory Fees.....................        36            205          127(a)              368
  Administration Fees..........................         2             13           (7)(b)               8
  Distribution Fees -- A Shares................        --             --           --                  --
  Distribution Fees -- L Shares................        --             76           --                  76
  Custodian Fees...............................        --              4           --                   4
  Transfer Agent Shareholder Servicing Fees....        --             --           --                  --
  Trustees' Fees...............................        --             --           --                  --
  Transfer Agent Fees -- T Shares..............         1             16          (17)(b)              --
  Transfer Agent Fees -- A Shares..............         1              5           (6)(b)              --
  Transfer Agent Fees -- L Shares..............         1             49          (50)(b)              --
  Professional Fees............................        --              1           --                   1
  Printing Fees................................        --              1           --                   1
  Transfer Agent Out of Pocket Fees............        --              1           --                   1
  Registration Fees............................        --              1           --                   1
  Offering Cost................................         7             --           (7)(c)              --
  Other Fees...................................        --              1           --                   1
                                                     ----         ------         ----              ------
  Total Expenses...............................        48            373           40                 461
                                                     ----         ------         ----              ------
    Less: Investment Advisory Fees Waived......       (10)            --          (34)(d)             (44)
    Less: Fees Reimbursed by Distributor.......        (1)            --           --                  --
    Less: Distribution Fees
      Waived/Reimbursed -- A...................        (1)            (5)           6(e)               --
    Shares Less: Distribution Fees Waived -- L
      Shares...................................        (1)           (46)          38(e)               --
                                                     ----         ------         ----              ------
Net Expenses...................................        35            322           50                 417
                                                     ----         ------         ----              ------
Net Investment Income (Loss)...................       (21)          (233)         (50)               (314)
                                                     ----         ------         ----              ------
Net Realized and Unrealized Gain (Loss) on
  Investments:
Net Realized Gain (Loss) on Securities Sold....       (39)         4,946           --               4,907
Net Change in Unrealized Appreciation
  (Depreciation) on Investments................       389           (901)          --                (512)
                                                     ----         ------         ----              ------
                                                      350          4,045           --               4,395
                                                     ----         ------         ----              ------
Change in Net Assets Resulting From
  Operations...................................      $329         $3,812         $(50)             $4,081
                                                     ====         ======         ====              ======

---------------

(1) Commenced operations on February 23, 2004.

(a) Change based on assumption that current advisory fee structure for the Aggressive Growth Fund would have been in place during the period and assuming a full year of operations for the Aggressive Growth Fund.

(b) Change reflects current expense structure associated with change in service provider for Administration, Fund Accounting and Transfer Agent and assuming a full year of operations for the Aggressive Growth Fund. Under the current expense agreement, Administration, Fund Accounting and Transfer Agent fees are charged as one expense.

(c)  Removed non reoccurring charge.

(d) Change based on assumption that current advisory fee waiver would have been in place during the period and assuming a full year of operations for Aggressive Growth Fund.

(e) Change based on the assumption that the current distribution fee waivers for the Aggressive Growth Fund would have been in place during the period and assuming a full year of operations for Aggressive Growth Fund.

                               STI CLASSIC FUNDS

              NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

1.  BASIS OF COMBINATION:

     The unaudited Pro Forma Combining Statement of Net Assets and Statement of Operations reflect the accounts of two investment portfolios offered by STI Classic Funds, a Massachusetts business trust (the "Trust"): STI Classic Aggressive Growth Stock Fund ("Aggressive Growth Fund") and STI Classic Information and Technology Fund ("Information and Technology Fund") (individually a "Fund," collectively the "Funds") as if the proposed reorganization (the "Reorganization") occurred as of and for the year ended May 31, 2004 and taking into account contractual fee changes expected to have a continuing impact on the Funds. The historical statements have been derived from books and records utilized in calculating daily net asset value at May 31, 2004.

     The Plan of Reorganization provides that the Aggressive Growth Fund would acquire all of the assets and subject to liabilities, of the Information and Technology Fund in exchange solely for corresponding classes of the Aggressive Growth Fund's shares. The Reorganization is anticipated to occur on or about December 17, 2004 (the "Closing Date").

     For accounting purposes, the historical basis of assets and liabilities of the Aggressive Growth Fund will survive the Reorganization.

     In exchange for the transfer of assets, subject to liabilities, the Aggressive Growth Fund will issue to the Information and Technology Fund full and fractional shares of the corresponding class of the Aggressive Growth Fund, and the Information and Technology Fund will make a liquidating distribution of such shares to its shareholders. The value of the shares of the Aggressive Growth Fund so issued will be equal in value to the full and fractional shares of the Information and Technology Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Information and Technology Fund will attach to the assets so transferred to the Aggressive Growth Fund and may thereafter be enforced against the Aggressive Growth Fund to the extent of the assets received as if such liabilities had been incurred by it.

     The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Under generally accepted accounting principles, the Aggressive Growth Fund's basis, for purposes of determining net asset value, of the assets and liabilities of the Information and Technology Fund will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Aggressive Growth Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

     It is the Growth Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

     The accompanying pro forma financial statements represent the Aggressive Growth Fund, and reflect the combined results of operations of the Aggressive Growth Fund and Information and Technology Fund. However, should the Reorganization be effected, the historical statements of operations of the Aggressive Growth Fund will not be restated to take into account the addition of the Information and Technology Fund's assets and liabilities. The Pro Forma Combining Statements of Net Assets, Statements of Operations, and

                               STI CLASSIC FUNDS

Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.  PORTFOLIO VALUATION:

     Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If, available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least on independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holing the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

3.  CAPITAL SHARES:

     The pro forma net asset value per share assumes the Aggressive Growth Fund that would have been issued at May 31, 2004, in connection with the proposed reorganization. The number of shares assumed to be

                               STI CLASSIC FUNDS
issued is equal to the net asset value of shares of Information and Technology Fund, as of May 31, 2004, divided by the net asset value per share of the share of the Aggressive Growth Funds as of May 31, 2004. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at May 31, 2004:

                        SHARES OF THE AGGRESSIVE     ADDITIONAL SHARES ASSUMED   TOTAL OUTSTANDING SHARES
CLASS OF SHARES        GROWTH FUND PRE-COMBINATION   ISSUED IN REORGANIZATION        POST-COMBINATION
---------------        ---------------------------   -------------------------   ------------------------
A Shares.............               4,934                         154                       5,088
L Shares.............               6,528                     739,972                     746,500
T Shares.............           2,050,154                     971,227                   3,021,381

4.  FEDERAL INCOME TAXES:

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the Aggressive Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

     The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

[STI CLASSIC FUNDS LOGO]
P.O. BOX 9132
HINGHAM, MA 02043-9132

                                                                MIS EDITS:     # OF CHANGES___/___PRF 1 ____PRF  2____

LABEL BELOW FOR MIS USE ONLY!                                   OK TO PRINT AS IS*____*By signing this form you are authorizing MIS
PO #M9560                                                       to print this form in its current state.
STI FUNDS - BISYS
STI INFO & TECH MERGER                                          -------------------------------------------------------------------
ORIGINAL 1UP POLY  11/8/04  TD                                  SIGNATURE OF PERSON AUTHORIZING PRINTING           DATE
SANDY  (BISYS STI INFO & TECH MERGER DEC 2004 SD)
REVIEW/OA 11/8/04  TD
REVISION  11-18-04  JA
REVISION #2 11-19-04  JA

                                                               VOTING OPTIONS
                         -----------------------------------------------------------------------------------------------------------
                         VOTING BY TOUCH-TONE PHONE                 VOTING BY INTERNET                  VOTING BY MAIL
                         1) Read the Proxy Statement/         1) Read the Proxy Statement/      1) Read the Proxy Statement/
                            Prospectus and have the proxy        Prospectus and have the proxy     Prospectus.
                            at hand.                             at hand.                       2) Check one of the appropriate
                         2) Call 1-800-690-6903.              2) Go to WWW.PROXYWEB.COM            boxes on the reverse side.
                         3) Follow the recorded instructions. 3) Follow the on-line directions. 3) Sign and date the proxy below.
                                                                                                4) Return the proxy in the envelope.
                         -----------------------------------------------------------------------------------------------------------

------------------
999 999 999 999 99
------------------

          PROXY FOR SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 17, 2004
   THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE STI CLASSIC FUNDS

STI CLASSIC FUNDS
INFORMATION AND TECHNOLOGY FUND

The undersigned shareholder(s) of the Information and Technology Fund (the "Fund"), a series of the STI Classic Funds (the "Trust"), hereby appoint(s) Julie Powers and Therese Hogan (each with full power of substitution), and each of them, the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on December 17, 2004, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked on the reverse side of this card.

                                Dated: _________________, 2004

                                PLEASE REMEMBER TO SIGN, DATE AND RETURN THE
                                PROXY, USING THE ENCLOSED ENVELOPE.
                                -----------------------------------------------


                                -----------------------------------------------
                                Signature                      (SIGN IN THE BOX)
                                The undersigned acknowledges receipt with this proxy of a copy of the notice of Special
                                Meeting of Shareholders and the Proxy Statement/ Prospectus of the Board of Trustees. Your signature(s) on this proxy should be exactly as your name or names appear on this proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.


                 PLEASE TURN OVER AND COMPLETE
                                                                      STII&T sd

                                                             MIS EDITS:     # OF CHANGES___/___PRF 1 ____PRF  2____

LABEL BELOW FOR MIS USE ONLY!                                OK TO PRINT AS IS*____*By signing this form you are authorizing MIS to
PO #M9560                                                    print this form in its current state.
STI FUNDS - BISYS
STI INFO & TECH MERGER                                       -----------------------------------------------------------------------
ORIGINAL 1UP POLY  11/8/04  TD                               SIGNATURE OF PERSON AUTHORIZING PRINTING               DATE
SANDY (BISYS STI INFO & TECH MERGER DEC 2004 SD)
REVIEW/OA 11/8/04  TD
REVISION/O.A. #2  11-18-04  JA


                                                 PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X]
                                                 PLEASE DO NOT USE FINE POINT PENS.



ALL PROPERLY EXECUTED PROXIES WILL BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO DIRECTION IS GIVEN WHEN THE
DULY EXECUTED PROXY IS RETURNED, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

                                                                                           FOR        AGAINST        ABSTAIN
Proposal 1:  To approve the Agreement and Plan of Reorganization by and between           [  ]          [  ]            [  ]
             the Information and Technology Fund and the Aggressive Growth Stock
             Fund which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Information and Technology
             Fund to the Aggressive Growth Stock Fund in exchange for shares of the corresponding classes of the Aggressive Growth Stock Fund of equal value; and (ii) the distribution of the corresponding classes of the Aggressive Growth Stock Fund of equal value to the shareholders of the Information and Technology Fund.



                                             PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                                                                                                                  STII&t sd